CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Net income	¥ 2,586,106	¥ 1,926,985	¥ 2,434,211
Other comprehensive income (loss), net of tax
Foreign currency translation adjustments	(120,606)	(57,926)	(395,352)
Unrealized gains (losses) on securities	(94,559)	4,279	(312,192)
Pension liability adjustments	22,315	93,312	(209,181)
Other comprehensive income (loss), net of tax	(192,850)	39,665	(916,725)
Total comprehensive income	2,393,256	1,966,650	1,517,486
Less - Comprehensive income attributable to noncontrolling interests	(93,096)	(103,161)	(71,569)
Comprehensive income attributable to Toyota Motor Corporation	¥ 2,300,160	¥ 1,863,489	¥ 1,445,917